Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of revenues by geographical area
The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues:
PRC	1,971,113	1,388,107	698,910	107,113
Non-PRC(i)	3,010,592	2,199,588	853,735	130,840
United States	1,731,490	1,342,021	437,262	67,013
Rest of the world(ii)	1,279,102	857,567	416,473	63,827

Schedule of property and equipment, net by geographical area

	As of December 31,
	2019	2020
	RMB	RMB	US$
Property and equipment, net:
PRC	100,389	98,438	15,087
Non-PRC	3,008	3,546	543

(i)
Non-PRC
revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.

(ii)	No individual country, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2018, 2019 and 2020, respectively.